Share-based compensation - RSU (Details) - $ / shares	1 Months Ended	12 Months Ended			24 Months Ended
	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
RSUs
Number of Shares
Beginning Non vested shares		12,414,203	20,904,995	20,798,863	20,904,995
Granted shares				7,775,835
Vested Shares		(5,341,452)	(7,629,599)	(6,060,842)
Forfeited shares		(713,418)	(861,193)	(1,608,861)
Ending Non vested shares		6,359,333	12,414,203	20,904,995	6,359,333
Weighted Average Grant Date Fair Value
Beginning Non vested weighted average grant date fair value		$ 0.6037	$ 0.5415	$ 0.3119	$ 0.5415
Granted weighted average grant date fair value				0.9203
Vested weighted average grant date fair value		0.5265	0.4302	0.2753
Forfeited weighted average grant date fair value		0.7401	0.6266	0.4077
Ending Non vested weighted average grant date fair value		$ 0.6531	$ 0.6037	$ 0.5415	$ 0.6531
Employee stock options
Number of Shares
Granted	5,055,208		5,009,222
Cancelled		451,726	228,624
Vested and expected to vest, share options		4,272,912			4,272,912